Non-controlling Interets (Details) - Schedule of corporation subsidiaries material non-controlling interests - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-controlling Interets (Details) - Schedule of corporation subsidiaries material non-controlling interests [Line Items]
Current assets	S/ 2,791,957	S/ 2,820,153
Non-current assets	3,129,323	3,016,978	S/ 3,293,864
Current liabilities	(2,640,126)	(2,280,492)
Non-current liabilities	(1,935,148)	(2,100,629)
Net assets atributable to non-controlling interest	284,502	252,965
Revenues	4,405,124	4,141,398	3,185,553
Profit of the year	(362,054)	(101,816)	(215,178)
Other comprehensive income	(28,661)	(5,437)	1,653
Total comprehensive income for the year	(390,715)	(107,253)	(213,525)
Profit of the year, allocated to non-controlling interest	89,097	39,954
Other comprehensive income, allocated to non-controlling interest	(99)	218
Cash flows from operating activities	33,660	194,508	226,024
Cash flows from investment activities	(198,172)	(88,189)	(64,733)
Cash flows from financing activities	S/ 126,463	S/ (50,425)	S/ (225,637)
VIVA Negocio Inmobiliario S.A.C and subsidiaries [Member]
Non-controlling Interets (Details) - Schedule of corporation subsidiaries material non-controlling interests [Line Items]
Percentage of non-controlling interest	0.46%	43.78%
Current assets	S/ 491,076	S/ 493,385
Non-current assets	181,951	111,528
Current liabilities	(252,577)	(211,581)
Non-current liabilities	(10,852)	(29,742)
Net assets	409,598	363,590
Net assets atributable to non-controlling interest	131,097	223,861
Revenues	367,276	239,391
Profit of the year	82,887	12,960
Other comprehensive income	(7,460)
Total comprehensive income for the year	75,427	12,960
Profit of the year, allocated to non-controlling interest	51,793	12,166
Other comprehensive income, allocated to non-controlling interest
Cash flows from operating activities	61,317	94,017
Cash flows from investment activities	(342)	1,114
Cash flows from financing activities	(59,316)	(58,834)
Net increase (decrease) in cash and cash equivalents	S/ 1,659	S/ 36,297
Red Vial 5 S.A [Member]
Non-controlling Interets (Details) - Schedule of corporation subsidiaries material non-controlling interests [Line Items]
Percentage of non-controlling interest	33.00%	33.00%
Current assets	S/ 101,467	S/ 104,292
Non-current assets	320,589	368,258
Current liabilities	(71,293)	(82,915)
Non-current liabilities	(183,983)	(221,274)
Net assets	166,780	168,361
Net assets atributable to non-controlling interest	55,037	55,559
Revenues	238,043	197,137
Profit of the year	44,119	33,783
Other comprehensive income
Total comprehensive income for the year	44,119	33,783
Profit of the year, allocated to non-controlling interest	14,559	11,148
Other comprehensive income, allocated to non-controlling interest
Cash flows from operating activities	79,113	97,450
Cash flows from investment activities	(4,227)	(3,924)
Cash flows from financing activities	(78,866)	(69,914)
Net increase (decrease) in cash and cash equivalents	S/ (3,980)	S/ 23,612
Tren Urbano de Lima S.A [Member]
Non-controlling Interets (Details) - Schedule of corporation subsidiaries material non-controlling interests [Line Items]
Percentage of non-controlling interest	25.00%	25.00%
Current assets	S/ 350,447	S/ 344,799
Non-current assets	703,876	669,898
Current liabilities	(118,709)	(106,467)
Non-current liabilities	(699,336)	(741,202)
Net assets	236,278	167,028
Net assets atributable to non-controlling interest	59,070	41,757
Revenues	388,811	348,915
Profit of the year	69,250	42,103
Other comprehensive income
Total comprehensive income for the year	69,250	42,103
Profit of the year, allocated to non-controlling interest	17,313	10,526
Other comprehensive income, allocated to non-controlling interest
Cash flows from operating activities	70,345	92,477
Cash flows from investment activities	682	162
Cash flows from financing activities	(81,326)	(59,212)
Net increase (decrease) in cash and cash equivalents	S/ (10,299)	S/ 33,427
Cumbra Ingenieria S.A. and subsidiaries [Member]
Non-controlling Interets (Details) - Schedule of corporation subsidiaries material non-controlling interests [Line Items]
Percentage of non-controlling interest	10.59%	10.59%
Current assets	S/ 139,450	S/ 153,193
Non-current assets	10,094	13,061
Current liabilities	(115,556)	(124,543)
Non-current liabilities	(2,359)	(62)
Net assets	31,629	41,649
Net assets atributable to non-controlling interest	3,346	4,405
Revenues	224,216	285,920
Profit of the year	(10,038)	10,757
Other comprehensive income	(2)	(26)
Total comprehensive income for the year	(10,040)	10,731
Profit of the year, allocated to non-controlling interest	(1,084)	1,137
Other comprehensive income, allocated to non-controlling interest	2
Cash flows from operating activities	(23,183)	10,008
Cash flows from investment activities	(502)	29
Cash flows from financing activities	(2,865)	(1,921)
Net increase (decrease) in cash and cash equivalents	S/ (26,550)	S/ 8,116
Unna Energia S.A [Member]
Non-controlling Interets (Details) - Schedule of corporation subsidiaries material non-controlling interests [Line Items]
Percentage of non-controlling interest	5.00%	5.00%
Current assets	S/ 256,777	S/ 259,812
Non-current assets	659,686	516,390
Current liabilities	(206,111)	(160,173)
Non-current liabilities	(260,840)	(208,159)
Net assets	449,512	407,870
Net assets atributable to non-controlling interest	31,541	29,217
Revenues	633,792	541,859
Profit of the year	63,890	57,796
Other comprehensive income
Total comprehensive income for the year	63,890	57,796
Profit of the year, allocated to non-controlling interest	7,090	6,502
Other comprehensive income, allocated to non-controlling interest
Cash flows from operating activities	167,952	154,344
Cash flows from investment activities	(202,080)	(67,323)
Cash flows from financing activities	19,515	(25,313)
Net increase (decrease) in cash and cash equivalents	S/ (14,613)	S/ 61,708
Cumbra Peru S.A. and subsidiaries [Member]
Non-controlling Interets (Details) - Schedule of corporation subsidiaries material non-controlling interests [Line Items]
Percentage of non-controlling interest	0.61%	0.61%
Current assets	S/ 1,205,607	S/ 1,310,936
Non-current assets	813,021	910,564
Current liabilities	(1,530,113)	(1,539,191)
Non-current liabilities	(151,110)	(182,756)
Net assets	337,405	499,553
Net assets atributable to non-controlling interest	2,283	8,764
Revenues	2,454,982	2,468,067
Profit of the year	(137,455)	(92,291)
Other comprehensive income	(21,626)	(4,246)
Total comprehensive income for the year	(159,081)	(96,537)
Profit of the year, allocated to non-controlling interest	(714)	(511)
Other comprehensive income, allocated to non-controlling interest	(101)	219
Cash flows from operating activities	(194,356)	(79,809)
Cash flows from investment activities	5,358	(28,592)
Cash flows from financing activities	119,538	22,413
Net increase (decrease) in cash and cash equivalents	S/ (69,460)	S/ (85,988)
Promotora Larcomar S.A [Member]
Non-controlling Interets (Details) - Schedule of corporation subsidiaries material non-controlling interests [Line Items]
Percentage of non-controlling interest	53.45%	53.45%
Current assets	S/ 301	S/ 301
Non-current assets	13,368	13,369
Current liabilities	(86)	(316)
Non-current liabilities	(7,754)	(7,777)
Net assets	5,829	5,577
Net assets atributable to non-controlling interest	3,116	2,981
Revenues
Profit of the year		(76)
Other comprehensive income
Total comprehensive income for the year		(76)
Profit of the year, allocated to non-controlling interest	135	(41)
Other comprehensive income, allocated to non-controlling interest
Cash flows from operating activities
Cash flows from investment activities
Cash flows from financing activities
Net increase (decrease) in cash and cash equivalents
Other individually immaterial subsidiaries [Member]
Non-controlling Interets (Details) - Schedule of corporation subsidiaries material non-controlling interests [Line Items]
Net assets atributable to non-controlling interest	(128)	(138)
Other comprehensive income	427	(1,165)
Profit of the year, allocated to non-controlling interest	(375)	(189)
Other comprehensive income, allocated to non-controlling interest		(1)
Intra-group eliminations [Member]
Non-controlling Interets (Details) - Schedule of corporation subsidiaries material non-controlling interests [Line Items]
Net assets atributable to non-controlling interest	(860)	(113,441)
Other comprehensive income
Profit of the year, allocated to non-controlling interest	380	(784)
Other comprehensive income, allocated to non-controlling interest